Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

23.Segment reporting

The Company continually monitors and reviews its segment reporting structure in accordance with Topic 280 to determine whether any changes have occurred that would impact its reportable segments.

The Chief Executive Officer is identified as the chief operating decision maker (CODM).

The Group reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Group’s reportable segments. The Group organized its operations into three segments:

Zeekr Segment: Consists of the vehicle operations and distribution located domestically and overseas, and certain electric vehicle research and development services primarily operate within PRC.

Viridi Segment: Consists of the batteries and other components manufacturing operations located in PRC, with batteries and other component distributed to Europe and PRC. Viridi segment also provides research and development services on batteries within PRC.

ZTE Segment: Consists of research and development operation located in Sweden, with service delivered primarily to related parties in China.

The Group evaluates the performance of its reportable segments and decides to allocate resources (including employees and financial or capital resources) based on segment gross profits. Segment gross profit for each segment includes net revenues, cost of revenues directly attributable to the segment. The Group does not include intercompany transfers between segments for management reporting purposes.

23.Segment reporting (Continued)

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2022.

	Year Ended December 31, 2022
	Zeekr	Viridi	ZTE
	Segment	Segment	Segment	Total
Revenue from external customers	20,577,054	10,391,787	930,607	31,899,448
Intersegment revenues(1)	52,987	2,407,337	1,509,320	3,969,644
	20,630,041	12,799,124	2,439,927	35,869,092
Reconciliation of revenue
Elimination of intersegment revenues				(3,969,644)
Total consolidated revenues				31,899,448
Less:
Cost of revenue(2)	19,587,442	11,628,709	1,958,945	33,175,096
Segment gross profit	1,042,599	1,170,415	480,982	2,693,996

Reconciliation of segment gross profit
Total segment gross profit				2,693,996
Research and development expense				(5,446,320)
Selling, general and administrative expense				(4,245,317)
Other operating income, net				67,764
Interest expense				(283,731)
Interest income				112,142
Other (expenses) income, net				(31,679)
Elimination of intersegment profits				(221,946)
Loss before income tax expense and share of losses in equity method investments				(7,355,091)

Other segment disclosures(3)
Research and development expense	(5,554,174)	(111,521)	—	(5,665,695)
Selling, general and administrative expense	(3,628,867)	(432,271)	(184,179)	(4,245,317)

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2023.

	Year Ended December 31, 2023
	Zeekr	Viridi	ZTE
	Segment	Segment	Segment	Total
Revenue from external customers	35,614,648	15,268,315	789,655	51,672,618
Intersegment revenues(1)	—	2,934,885	1,469,472	4,404,357
	35,614,648	18,203,200	2,259,127	56,076,975
Reconciliation of revenue
Elimination of intersegment revenues				(4,404,357)
Total consolidated revenues				51,672,618
Less:
Cost of revenue(2)	29,822,710	17,248,985	1,994,036	49,065,731
Segment gross profit	5,791,938	954,215	265,091	7,011,244

Reconciliation of profit or loss (segment gross profit)
Total segment gross profit				7,011,244
Research and development expense				(8,369,207)
Selling, general and administrative expense				(6,920,561)
Other operating income, net				261,188
Interest expense				(256,081)
Interest income				94,624
Other (expenses) income, net				50,587
Elimination of intersegment profits				(160,714)
Loss before income tax expense and share of losses in equity method investments				(8,288,920)

Other segment disclosures(3)
Research and development expense	(8,027,863)	(258,396)	—	(8,286,259)
Selling, general and administrative expense	(6,212,764)	(549,456)	(158,341)	(6,920,561)

23.Segment reporting (Continued)

The table below provides a summary of the Group’s reportable segment results for the year ended December 31, 2024.

	Year Ended December 31, 2024
	Zeekr	Viridi	ZTE
	Segment	Segment	Segment	Total
Revenue from external customers	58,051,686	17,029,492	831,473	75,912,651
Intersegment revenues(1)	530,456	981,952	1,518,871	3,031,279
	58,582,142	18,011,444	2,350,344	78,943,930
Reconciliation of revenue
Elimination of intersegment revenues				(3,031,279)
Total consolidated revenues				75,912,651
Less:
Cost of revenue(2)	48,633,475	15,624,844	1,848,630	66,106,949
Segment gross profit	9,948,667	2,386,600	501,714	12,836,981

Reconciliation of profit or loss (segment gross profit)
Total segment gross profit				12,836,981
Research and development expense				(9,720,213)
Selling, general and administrative expense				(9,647,404)
Other operating income, net				459,743
Interest expense				(69,906)
Interest income				171,030
Investment income				726,973
Other (expenses) income, net				(105,849)
Elimination of intersegment profits				(389,530)
Loss before income tax expense and share of losses in equity method investments				(5,738,175)

Other segment disclosures(3)
Research and development expense	(9,314,259)	(1,021,330)	(35,603)	(10,371,192)
Selling, general and administrative expense	(8,666,793)	(646,905)	(333,706)	(9,647,404)
(1)

Included in the revenue recorded by the Viridi Segment above, sales of battery packs and components were made to Zeekr Factory and the Chengdu Factory for the manufacturing of Zeekr models on an OEM basis in the amount of RMB2,402,657, RMB2,871,045 and RMB662,124 for the years ended 31, 2022, 2023 and 2024, respectively.

(2)	Cost of revenue is easily computable and the only significant segment expense.
(3)	The other segment disclosures are the items regularly provided to the CODM but not be included in the segment gross profit. Intersegment expenses are included within the amounts shown.

23.Segment reporting (Continued)

The table below provides a summary of the Group’s reportable segment assets as of December 31, 2022, 2023 and 2024:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total Assets
Zeekr Segment	9,618,203	16,746,231	24,393,390
Viridi Segment	9,708,876	12,058,165	11,291,598
ZTE Segment	3,567,993	3,189,275	2,701,888

The following tables represent revenues by geographic area based on the sales location:

	Year Ended December 31, 2022
	China	Europe	Other
	RMB	RMB	RMB
Vehicle	19,671,247	—	—
Batteries and other components	7,463,851	2,759,550	94,421
Research and development and others	1,713,272	44,017	153,090
Total	28,848,370	2,803,567	247,511

	Year Ended December 31, 2023
	China	Europe	Other
	RMB	RMB	RMB
Vehicle	32,889,346	44,315	978,101
Batteries and other components	10,388,319	4,194,542	109,756
Research and development and others	2,697,682	368,166	2,391
Total	45,975,347	4,607,023	1,090,248

	Year Ended December 31, 2024
	China	Europe	Other
	RMB	RMB	RMB
Vehicle	52,035,381	729,442	2,550,483
Batteries and other components	11,166,201	5,581,185	46,432
Research and development and others	3,297,411	471,356	34,760
Total	66,498,993	6,781,983	2,631,675

23.Segment reporting (Continued)

The following table summarized the Group’s long-term assets, including property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and other non-current asset by geographical region:

	Year Ended December 31, 2023
	China	Sweden	Other
	RMB	RMB	RMB
Total long-term assets	5,248,201	706,906	139,095

	Year Ended December 31, 2024
	China	Sweden	Other
	RMB	RMB	RMB
Total long-term assets	5,675,293	656,404	155,562

Other than China, there were no countries that individually represented more than 10% of the total revenue for the years ended December 31, 2022, 2023 and 2024. Other than China and Sweden, there were no countries that individually represented more than 10% of the total long-lived assets as of December 31, 2023 and 2024.